CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Current assets
Cash and cash equivalents	[1]	$ 352	$ 422	$ 927
Restricted cash	[1]	189	163	235
Trade receivables and other current assets	[1]	979	814	684
Financial instrument assets	[1]	88	74	94
Due from related parties	[1]	60	65	64
Assets held for sale	[1]	352	920
Total current assets	[1]	2,020	2,458	2,004
Financial instrument assets	[1]	225	215	204
Equity-accounted investments	[1]	937	684	509
Property, plant and equipment, at fair value	[1]	41,055	38,177	32,708
Intangible assets	[1]	241	261	13
Goodwill	[1]	949	948	901
Deferred income tax assets	[1]	166	130	167
Other long-term assets	[1]	603	635	290
Total assets	[1]	46,196	43,508	36,796
Current liabilities
Accounts payable and accrued liabilities	[1]	687	646	500
Financial instrument liabilities	[1]	246	138	281
Due to related parties	[1]	139	109	116
Corporate borrowings	[1]			159
Non-recourse borrowings	[1]	1,133	1,189	1,928
Provisions	[1]	81	68	129
Liabilities directly associated with assets held for sale	[1]	137	533
Total current liabilities	[1]	2,423	2,683	3,113
Financial instrument liabilities	[1]	480	577	515
Corporate borrowings	[1]	2,100	2,328	2,191
Non-recourse borrowings	[1]	14,067	13,029	11,160
Deferred income tax liabilities	[1]	4,855	4,355	3,597
Decommissioning liabilities	[1]	504	394	374
Provisions	[1]	86	150	156
Other long-term liabilities	[1]	1,201	590	128
Equity
Preferred limited partners' equity	[1]	833	707	511
Limited partners' equity	[1]	4,579	4,505	3,956
Total Equity	[1]	20,480	19,402	15,562
Total Equity And Liabilities	[1]	46,196	43,508	36,796
Participating non-controlling interests - in operating subsidiaries
Equity
Non-controlling interests	[1]	11,086	10,289	7,578
Total Equity	[1]	11,086	10,289
General partnership interest in a holding subsidiary held by Brookfield
Equity
Non-controlling interests	[1]	68	67	58
Total Equity	[1]	68	67
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Equity
Non-controlling interests	[1]	3,317	3,266	2,843
Total Equity	[1]	3,317	3,266
Preferred equity
Equity
Non-controlling interests	[1]	597	568	$ 616
Total Equity	[1]	$ 597	$ 568

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).